UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Portfolio®

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Portfolio®

March 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3%
COMMON STOCKS 95.1%
BELGIUM 1.6%
INDUSTRIALS 1.6%
bpost S.A.	356,071	$7,971

Total Belgium		7,971

BERMUDA 3.1%
ENERGY 3.1%
North Atlantic Drilling Ltd.	573,087	5,066
Seadrill Ltd.	298,072	10,494

Total Bermuda		15,560

BRAZIL 0.8%
FINANCIALS 0.8%
Itau Unibanco Holding S.A. - ADR	259,231	3,852

Total Brazil		3,852

CANADA 1.1%
ENERGY 0.7%
Cameco Corp.	154,112	3,529

MATERIALS 0.4%
Silver Wheaton Corp.	75,557	1,715

Total Canada		5,244

DENMARK 1.8%
CONSUMER STAPLES 1.8%
Carlsberg A/S ‘B’	90,598	9,006

Total Denmark		9,006

FAROE ISLANDS 0.5%
CONSUMER STAPLES 0.4%
Bakkafrost P/F	129,826	2,144

FINANCIALS 0.1%
BankNordik P/F	9,396	190

Total Faroe Islands		2,334

FRANCE 8.8%
CONSUMER DISCRETIONARY 2.6%
Eutelsat Communications S.A.	232,864	7,902
JCDecaux S.A.	109,825	4,807

		12,709

CONSUMER STAPLES 5.3%
Carrefour S.A.	316,068	12,227
Danone S.A.	199,622	14,103

		26,330

ENERGY 0.9%
Bourbon S.A.	62,133	2,041

Total S.A.	39,933	2,628

		4,669

Total France		43,708

GERMANY 2.6%
HEALTH CARE 2.3%
Rhoen Klinikum AG	358,438	11,481

UTILITIES 0.3%
E.ON SE	65,009	1,270

Total Germany		12,751

HONG KONG 4.2%
CONSUMER DISCRETIONARY 0.5%
Television Broadcasts Ltd.	428,000	2,577

FINANCIALS 3.3%
AIA Group Ltd.	2,826,100	13,441
First Pacific Co. Ltd.	2,841,750	2,829

		16,270

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	20,300	1,282
Jardine Strategic Holdings Ltd.	16,700	600

		1,882

Total Hong Kong		20,729

JAPAN 4.6%
CONSUMER DISCRETIONARY 0.8%
Nissan Motor Co. Ltd.	237,800	2,119
Toyota Motor Corp.	32,000	1,805

		3,924

CONSUMER STAPLES 0.6%
Kao Corp.	78,800	2,791
Shiseido Co. Ltd.	19,100	336

		3,127

INDUSTRIALS 2.1%
FANUC Corp.	48,000	8,486
Komatsu Ltd.	107,000	2,244

		10,730

INFORMATION TECHNOLOGY 1.1%
Nintendo Co. Ltd.	30,317	3,624
Tokyo Electron Ltd. - ADR	103,516	1,619

		5,243

Total Japan		23,024

NETHERLANDS 4.8%
CONSUMER STAPLES 1.8%
Corbion NV	383,248	9,051

FINANCIALS 2.2%
ING Groep NV - Dutch Certificate (a)	795,539	11,314

INFORMATION TECHNOLOGY 0.8%
Gemalto NV	33,016	3,845

Total Netherlands		24,210

NORWAY 4.1%
CONSUMER STAPLES 3.2%
Cermaq ASA	288,086	3,199

Marine Harvest ASA	1,137,864	12,867

		16,066

ENERGY 0.9%
BW LPG Ltd.	386,521	4,502

Total Norway		20,568

SINGAPORE 1.5%
INDUSTRIALS 1.5%
ComfortDelGro Corp. Ltd.	2,505,000	3,962
Keppel Corp. Ltd.	433,700	3,763

Total Singapore		7,725

SOUTH AFRICA 0.4%
MATERIALS 0.4%
AngloGold Ashanti Ltd. SP - ADR	128,956	2,203

Total South Africa		2,203

SOUTH KOREA 0.2%
CONSUMER DISCRETIONARY 0.2%
GS Home Shopping, Inc.	4,673	1,042

Total South Korea		1,042

SWEDEN 1.4%
INDUSTRIALS 1.4%
Loomis AB ‘B’	278,243	7,173

Total Sweden		7,173

SWITZERLAND 5.3%
CONSUMER STAPLES 1.5%
Nestle S.A.	100,067	7,532

FINANCIALS 0.7%
Swiss Re AG	40,857	3,792

HEALTH CARE 1.5%
Roche Holding AG	24,649	7,414

INFORMATION TECHNOLOGY 1.6%
Logitech International S.A.	521,513	7,792

Total Switzerland		26,530

UNITED KINGDOM 14.3%
CONSUMER STAPLES 8.7%
British American Tobacco PLC	288,261	16,081
Imperial Tobacco Group PLC	399,298	16,147
Reckitt Benckiser Group PLC	139,054	11,347

		43,575

ENERGY 2.6%
BP PLC	1,155,803	9,287
Ensco PLC ‘A’	70,876	3,741

		13,028

FINANCIALS 3.0%
Barclays PLC	795,072	3,094
Lancashire Holdings Ltd.	811,428	9,253

Prudential PLC	126,711	2,683

		15,030

Total United Kingdom		71,633

UNITED STATES 34.0%
CONSUMER DISCRETIONARY 0.2%
Time Warner Cable, Inc.	9,186	1,260

CONSUMER STAPLES 6.5%
Altria Group, Inc.	196,262	7,346
Lorillard, Inc.	223,540	12,089
Philip Morris International, Inc.	55,914	4,578
Reynolds American, Inc.	100,007	5,342
Wal-Mart Stores, Inc.	40,407	3,088

		32,443

ENERGY 2.7%
Halliburton Co.	73,731	4,342
National Oilwell Varco, Inc.	66,488	5,177
Phillips 66	38,239	2,947
Rentech, Inc. (a)	515,516	980

		13,446

FINANCIALS 8.6%
Alleghany Corp. (a)	12,936	5,270
Berkshire Hathaway, Inc. ‘B’ (a)	103,834	12,976
Genworth Financial, Inc. ‘A’ (a)	540,932	9,591
PHH Corp. (a)	116,075	2,999
SLM Corp.	256,693	6,284
ViewPoint Financial Group, Inc.	202,068	5,829

		42,949

HEALTH CARE 1.6%
Merck & Co., Inc.	61,330	3,482
Pfizer, Inc.	137,579	4,419

		7,901

INDUSTRIALS 5.7%
3M Co.	78,692	10,675
Brink’s Co.	172,568	4,927
Deere & Co.	78,067	7,088
General Dynamics Corp.	53,643	5,843

		28,533

INFORMATION TECHNOLOGY 8.7%
Apple, Inc.	5,662	3,039
Intel Corp. (e)	560,894	14,477
International Business Machines Corp.	43,190	8,314
Microsoft Corp.	353,463	14,488
Oracle Corp.	72,056	2,948

		43,266

Total United States		169,798

Total Common Stocks (Cost $361,427)		475,061

PREFERRED STOCKS 0.2%
BRAZIL 0.2%
FINANCIALS 0.2%
Itau Unibanco Holding S.A.	70,180	1,049

Total Preferred Stocks (Cost $882)		1,049

REAL ESTATE INVESTMENT TRUSTS 0.8%
SINGAPORE 0.1%
FINANCIALS 0.1%
Keppel REIT	125,236	113

Total Singapore		113

UNITED STATES 0.7%
FINANCIALS 0.7%
NorthStar Realty Finance Corp.	222,724	3,595

Total United States		3,595

Total Real Estate Investment Trusts (Cost $2,173)		3,708

RIGHTS 0.0%
FRANCE 0.0%
HEALTH CARE 0.0%
Sanofi - Exp. 12/31/2020	597,382	191

Total Rights (Cost $843)		191

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.1%		384

U.S. TREASURY BILLS 0.1%
0.093% due 08/21/2014 - 03/05/2015 (b)(h)	$541	541

Total Short-Term Instruments (Cost $925)		925

Total Investments in Securities (Cost $366,250)		480,934

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio	1,611,028	16,118

Total Short-Term Instruments (Cost $16,119)		16,118

Total Investments in Affiliates (Cost $16,119)		16,118

Total Investments 99.5% (Cost $382,369)		$497,052
Securities Sold Short (d) (0.3%) (Proceeds $1,603)		(1,718)
Financial Derivative Instruments (f)(g) (0.1%) (Cost or Premiums, net $(123))		(533)
Other Assets and Liabilities, net 0.9%		4,777

Net Assets 100.0%		$499,578

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$384	Freddie Mac 2.080% due 10/17/2022	$(396)	$384	$384

Total Repurchase Agreements						$(396)	$384	$384

(1)	Includes accrued interest.

(d)	Short Sales:

(e)	Securities with an aggregate market value of $2,127 and cash of $1,603 have been pledged as collateral as of March 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Description	Shares	Proceeds	Payable for Short Sales
Common Stocks
United States
Information Technology
Applied Materials, Inc.	84,117	$(1,603)	$(1,718)

Total Short Sales		$(1,603)	$(1,718)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - EUREX Logitech International S.A.	16.000	03/20/2015	1,050	$(123)	$(112)

Total Written Options				$(123)	$(112)

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	AUD	16,908	$	15,597	$0	$(83)
	04/2014	CHF	2,365		2,693	18	0
	04/2014	EUR	16,614		22,803	0	(86)
	04/2014	HKD	100,194		12,925	7	0
	04/2014	JPY	1,989,801		19,445	167	0
	04/2014	$	2,129	AUD	2,346	47	0
	04/2014		2,981	CAD	3,303	7	0
	04/2014		4	DKK	20	0	0
	04/2014		6,321	GBP	3,798	10	0
	05/2014	EUR	500	$	690	1	0
	05/2014	JPY	106,059		1,036	8	0
	05/2014	$	15,565	AUD	16,908	84	0
	05/2014		17,765	JPY	1,819,086	0	(137)
BPS	04/2014	DKK	38,420	$	7,090	0	0
	04/2014	SGD	601		474	0	(3)
	04/2014	$	6,440	DKK	34,959	11	0
	04/2014		9,743	EUR	6,996	0	(105)
	04/2014		5,216	JPY	531,182	0	(70)
	04/2014		431	NOK	2,615	5	0
	05/2014	DKK	34,884	$	6,427	0	(11)
	05/2014	$	68	CHF	60	0	0
	05/2014		103	DKK	555	0	0
BRC	04/2014	AUD	2,528	$	2,273	0	(72)
	04/2014	CHF	10,420		11,713	0	(73)
	04/2014	EUR	1,111		1,525	0	(6)
	04/2014	GBP	15,551		25,827	0	(98)
	04/2014	JPY	595,588		5,779	9	0
	04/2014	$	512	AUD	569	16	0
	04/2014		20,044	JPY	2,054,206	0	(142)
	04/2014		1,505	KRW	1,628,784	25	0
	04/2014		6,548	NOK	39,172	6	(12)
	07/2014	KRW	1,628,784	$	1,499	0	(26)
CBK	04/2014	CAD	25,728		23,262	2	(12)
	04/2014	GBP	6,231		10,376	6	(18)
	04/2014	HKD	315		41	0	0
	04/2014	SEK	6,158		966	15	0
	04/2014	SGD	928		732	0	(6)
	04/2014	$	14,864	AUD	16,522	458	0
	04/2014		3,556	CHF	3,128	2	(20)
	04/2014		6	DKK	35	0	0
	04/2014	ZAR	16,428	$	1,518	0	(39)
	05/2014	NOK	174,636		29,140	8	0
	05/2014	SEK	628		97	0	0
	05/2014	$	20,437	CAD	22,608	0	(2)
	05/2014		526	EUR	383	2	0
	06/2014	SGD	611	$	479	0	(6)
	06/2014	$	433	ILS	1,510	0	0
DUB	04/2014		902	SEK	5,730	0	(17)
	05/2014		26	DKK	140	0	0
FBF	04/2014	HKD	83	$	11	0	0
	04/2014	SGD	307		242	0	(2)
	04/2014	$	19,503	CAD	21,737	159	0
	04/2014		11,094	CHF	9,772	0	(41)
	04/2014		609	DKK	3,261	0	(7)
	04/2014		4,708	SGD	5,996	58	0
	05/2014	CHF	7,009	$	7,931	0	0
	06/2014	SGD	5,996		4,709	0	(58)
GLM	04/2014	EUR	7,298		10,118	64	0
	04/2014	$	619	CAD	687	3	0
	04/2014	ZAR	6,497	$	582	0	(34)
	06/2014	$	528	ILS	1,830	0	(4)
HUS	04/2014	SGD	1,407	$	1,109	0	(9)

JPM	04/2014	CHF	676		768	3	0
	04/2014	SEK	200		31	0	0
	04/2014	$	3,881	GBP	2,331	5	0
MSC	04/2014	HKD	12,580	$	1,622	0	0
	04/2014	$	2,269	HKD	17,619	3	0
RBC	04/2014	HKD	4,696	$	605	0	0
RYL	04/2014	$	513	CHF	450	0	(4)
	04/2014		15	DKK	80	0	0
	04/2014		24,835	EUR	18,027	0	(1)
	04/2014		25,793	GBP	15,653	303	0
	05/2014	EUR	18,027	$	24,834	1	0
	05/2014	GBP	15,653		25,787	0	(303)
	05/2014	$	55	CHF	49	0	0
SOG	04/2014		12	DKK	65	0	0
	05/2014		6		30	0	0
UAG	04/2014	BRL	10,653	$	4,374	0	(321)
	04/2014	KRW	1,628,784		1,538	7	0
	04/2014	NOK	216,423		36,076	0	(68)
	04/2014	SGD	2,753		2,157	0	(31)
	04/2014	$	4,491	BRL	10,653	204	0
	04/2014		126	CHF	111	0	(1)
	04/2014		12,913	HKD	100,249	13	0
	05/2014	BRL	10,653	$	4,457	0	(198)
	07/2014	HKD	100,249		12,916	0	(13)

Total Forward Foreign Currency Contracts						$1,737	$(2,139)

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	Rentech Nitrogen Partners LP	9,630	1-Month USD-LIBOR less a specified spread	08/15/2014		$173	$(7)	$0	$(7)
CBK	Pay	Liberty Global PLC	43,169	1-Month USD-LIBOR plus a specified spread	02/09/2015	EUR	1,296	18	18	0
	Receive	Ziggo Bond Co. BV	54,559	1-Month USD-LIBOR plus a specified spread	02/09/2015		1,781	(30)	0	(30)

Total Swap Agreements								$(19)	$18	$(37)

(1)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(h)	Securities with an aggregate market value of $541 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Common Stocks
Belgium
Industrials	$7,971	$0	$0	$7,971
Bermuda
Energy	5,066	10,494	0	15,560
Brazil
Financials	3,852	0	0	3,852
Canada
Energy	3,529	0	0	3,529
Materials	1,715	0	0	1,715
Denmark
Consumer Staples	0	9,006	0	9,006
Faroe Islands
Consumer Staples	0	2,144	0	2,144
Financials	0	190	0	190
France
Consumer Discretionary	0	12,709	0	12,709
Consumer Staples	0	26,330	0	26,330
Energy	0	4,669	0	4,669
Germany
Health Care	11,481	0	0	11,481
Utilities	0	1,270	0	1,270
Hong Kong
Consumer Discretionary	0	2,577	0	2,577
Financials	0	16,270	0	16,270
Industrials	0	1,882	0	1,882
Japan
Consumer Discretionary	0	3,924	0	3,924
Consumer Staples	0	3,127	0	3,127
Industrials	0	10,730	0	10,730
Information Technology	1,619	3,624	0	5,243
Netherlands
Consumer Staples	0	9,051	0	9,051
Financials	0	11,314	0	11,314
Information Technology	3,845	0	0	3,845
Norway
Consumer Staples	3,200	12,866	0	16,066
Energy	0	4,502	0	4,502
Singapore
Industrials	0	7,725	0	7,725
South Africa
Materials	2,203	0	0	2,203
South Korea
Consumer Discretionary	0	1,042	0	1,042
Sweden
Industrials	0	7,173	0	7,173
Switzerland
Consumer Staples	0	7,532	0	7,532
Financials	0	3,792	0	3,792
Health Care	0	7,414	0	7,414
Information Technology	0	7,792	0	7,792
United Kingdom
Consumer Staples	0	43,575	0	43,575
Energy	3,741	9,287	0	13,028
Financials	9,253	5,777	0	15,030
United States
Consumer Discretionary	1,260	0	0	1,260
Consumer Staples	32,443	0	0	32,443
Energy	13,446	0	0	13,446
Financials	42,949	0	0	42,949
Health Care	7,901	0	0	7,901
Industrials	28,533	0	0	28,533
Information Technology	43,266	0	0	43,266
Preferred Stocks
Brazil
Financials	1,049	0	0	1,049
Real Estate Investment Trusts
Singapore
Financials	0	113	0	113
United States
Financials	3,595	0	0	3,595
Rights
France
Health Care	191	0	0	191
Short-Term Instruments
Repurchase Agreements	0	384	0	384
U.S. Treasury Bills	0	541	0	541
	$232,108	$248,826	$0	$480,934

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	16,118	0	0	16,118
Total Investments	$248,226	$248,826	$0	$497,052

Short Sales, at Value - Liabilities
Common Stocks	$(1,718)	$0	$0	$(1,718)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,755	$0	$1,755

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(112)	$0	$0	$(112)
Over the counter	0	(2,176)	0	(2,176)

	$(112)	$(2,176)	$0	$(2,288)

Totals	$246,396	$248,405	$0	$494,801

There were no significant transfers between Level 2 and 3 during the period ended March 31, 2014. There were assets and liabilities valued at $13,336 transferred from Level 1 to Level 2 during the period ended March 31, 2014. There were assets and liabilities valued at $18,273 transferred from Level 2 to Level 1 during the period ended March 31, 2014.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION OF THE PIMCO EqS PATHFINDER PORTFOLIO®

PIMCO Cayman Commodity Portfolio III, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2014 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Cayman Commodity Portfolio III Ltd.	6/6/2011	6/20/2011	$499,578	$10	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2014, recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of March 31, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO EqS Pathfinder Portfolio®	$382,613	$123,402	$(8,963)	$114,439

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
$11,012	29,407	(24,300)	(1)	0	16,118	7	0

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	USD (or $)	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
EUREX	Eurex Exchange

Other Abbreviations:
ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	SP - ADR	Sponsored American Depositary Receipt
LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date:	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date:	May 27, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	May 23, 2014